Summary of Lease Cost and Cash Flows Arising From Operating Leases, Weighted Average Remaining Lease Term and Weighted Average Discount Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease cost
Operating lease cost	$ 264	$ 525	$ 1,521	$ 1,570	$ 1,801
Sublease income	(150)	(344)	(1,103)	(1,482)	(615)
Total lease cost	$ 114	181	418	88	1,186
Other information
Operating cash flows from operating leases		503	575	1,515	1,305
Right-of-use assets obtained in exchange for new operating lease liabilities		$ 23	$ 33	$ 51	$ 486
Weighted-average remaining lease term - operating lease		64 months	75 months	85 months	96 months
Weighted-average discount rate – operating lease		6.75%	6.75%	6.75%	6.75%